22. OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Financial Assets And Liabilities
OTHER FINANCIAL ASSETS AND LIABILITIES
22.	DERIVATIVE FINANCIAL INSTRUMENTS

	12.31.17	12.31.16

Derivatives designated as hedge accounting
Assets
Non-deliverable forward (NDF)	1.1	76.3
Currency option contracts	23.6	118.7
Commodities (corn) non-deliverable forward (NDF)	0.8	2.4
Commodities (Soy) non-deliverable forward (NDF)	1.1	-
Corn option contracts	0.8	-
Commodities (Soybean oil) non-deliverable forward (NDF)	0.1	-
	27.5	197.4

Liabilities
Non-deliverable forward of currency (NDF)	(6.8)	(1.8)
Commodities (soybean) non-deliverable forward (NDF)	(3.0)	(0.9)
Commodities (soybean oil) non-deliverable forward (NDF)	(0.1)	-
Currency option contracts	(25.9)	(35.1)
Corn option contracts	(0.6)	-
Soybean option contracts	(1.5)	-
Deliverable forwards contracts	-	(0.3)
Commodities (corn) non-deliverable forward (NDF)	(4.6)	(0.6)
Corn and soymeal future contracts - B3	-	-
Exchange rate contracts currency (Swap)	(166.3)	(184.2)
	(208.8)	(222.9)

Derivatives not designated as hedge accounting
Assets
Non-deliverable forward of currency (NDF)	36.4	-
Currency option contracts	1.5	-
Exchange rate contracts currency (Swap)	25.1	0.4
	63.0	0.4

Liabilities
Non-deliverable forward of currency (NDF)	(2.0)	(83.0)
Currency option contracts	(2.0)	-
Swap (index / Currency / stocks)	(86.5)	(218.5)
Dollar future contracts - B3	(0.2)	(5.2)
	(90.7)	(306.7)
	-	-
Current assets	90.5	198.0
Current liabilities	(299.5)	(529.6)

The collateral given in the transactions presented above are disclosed in note 8.